Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Loan loss reserve		$ 340,982
Capital loss carryover	70,627	72,914
Stock option expense	1,674,554	1,322,890
Deferred revenue	6,935	5,366
Property plant and equipment’s	23,992	20,866
Transaction costs	942,062	1,014,922
Change in Forward Purchase Contract	8,155,953	8,155,953
Goodwill	28,404,108	30,631,880
NOL carryforward	5,030,672	3,210,838
Lease liabilities	214,125	246,716
Total deferred tax assets (A)	44,523,028	45,023,327
Right of use assets	(172,195)	(210,460)
Intangible assets		(910,934)
Total deferred tax liabilities (B)	(172,195)	(1,121,394)
Deferred tax assets (C=A-B)	44,350,833	43,901,933
Valuation allowance (D)	(44,350,833)	(72,914)
Deferred tax assets, net (C-D)		43,829,019
Change in Deferred Tax [Member]
Change in Accounting Estimate [Line Items]
Loan loss reserve		(340,982)
Capital loss carryover		(2,287)
Stock option expense		351,664
Deferred revenue		1,569
Property plant and equipment’s		3,126
Transaction costs		(72,860)
Change in Forward Purchase Contract
Goodwill		(2,227,772)
NOL carryforward		1,819,834
Lease liabilities		(32,591)
Total deferred tax assets (A)		(500,299)
Right of use assets		38,265
Intangible assets		910,934
Total deferred tax liabilities (B)		949,199
Deferred tax assets (C=A-B)		448,900
Valuation allowance (D)		(44,277,919)
Deferred tax assets, net (C-D)		$ (43,829,019)